Income Taxes (Schedule of Unrecognized Tax Benefits Rollforward) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Balance, beginning of year,	$ 6,416	$ 6,416
Decreases	(6,416)	0
Balance, end of year,	$ 0	$ 6,416